Borrowings - Non Convertible Promissory Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 10, 2021	Feb. 09, 2021	Dec. 31, 2020	Apr. 22, 2020
Debt Instrument [Line Items]
Plus accrued interest		$ 26,000				$ 0
Non-Convertible Promissory Notes Payable
Debt Instrument [Line Items]
Total principal outstanding	$ 838,750	844,006	$ 844,006	$ 322,190	$ 521,816	350,000	$ 350,000
Plus accrued interest	19,189	12,252	12,252			19,730
Total promissory notes payable	857,939	856,258	$ 844,006			$ 324,489
Non-Convertible Promissory Notes Payable | Malta loan receipt 1
Debt Instrument [Line Items]
Total principal outstanding	480,880	521,816
Non-Convertible Promissory Notes Payable | Malta loan receipt 2
Debt Instrument [Line Items]
Total principal outstanding	296,914	$ 322,190
Non-Convertible Promissory Notes Payable | Malta loan receipt 3
Debt Instrument [Line Items]
Total principal outstanding	$ 60,956